Segment reporting (Details 1) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Revenue
Revenue	₨ 35,633,922	$ 427,399	₨ 33,403,726	₨ 27,025,675
Country of domicile [member]
Revenue
Revenue	33,304,005		27,349,352	22,399,400
Foreign countries [member]
Revenue
Revenue	₨ 2,329,917		₨ 6,054,374	₨ 4,626,275